Revenue	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Revenue
4. Revenue
Under ASC 606, revenue is recognized throughout the life of the executed agreement. The Company measures revenue based on considerations specified in terms and conditions agreed to by a customer. Furthermore, the Company recognizes revenue when a performance obligation is satisfied by transferring control of the service to the customer, which occurs over time.

The Company’s services include providing
end-to-end
video engagement solutions that provide a fast, intuitive and powerful platform of marketing tools that create more intent-driven videos, webinars, virtual events and other digital and in-person
marketing campaigns.
As noted within the SOW’s and invoices, agreements range from monthly to annual and Banzai generally provides for net
30-day
payment terms with the payment made directly through check or electronic means.
Banzai’s Management believes its exposure to Credit Risk is sufficiently mitigated by collection through credit card sales or direct payment from established clients.
The Company follows the provisions of ASC 606, under which the Company recognizes revenue when the customer obtains control of promised goods or services, in an amount that reflects the consideration which is expected to be received in exchange for those goods or services. The Company recognize revenues following the five-step model prescribed under ASC 606: (i) identify contract(s) with a customer; (ii) identify the performance obligation(s) in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligation(s) in the contract; and (v) recognize revenues when (or as) the Company satisfies a performance obligation. The Company only applies the five-step model to contracts when it is probable that the entity will collect the consideration it is entitled to in exchange for the goods or services it transfers to the customer. At contract inception, once the contract is determined to be within the scope of ASC 606, the Company assesses the goods or services promised within each contract and determines those that are performance obligations and assesses whether each promised good or service is distinct. The Company then recognizes as revenue the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied. Sales, value add, and other taxes collected on behalf of third parties are excluded from revenue.
Nature of Goods and Services
The following is a description of the Company’s goods and services from which the Company generates revenue, as well as the nature, timing of satisfaction of performance obligations, and significant payment terms for each, as applicable:
Demio
The Demio product is a full-stack technology that marketers can leverage live and automated for video marketing content such as webinars and virtual events. Software products are provided to Demio customers for a range of attendees and hosts within a specified time frame at a specified established price. The performance obligations identified include access to the suite and platform, within the parameters established, and within the standards established in the agreement. Contracts include a standalone selling price for the number of webinars and hosts as a performance obligation. There are no financing components and payments are typically net 30 of date or receipt of invoice. It is nearly 100% certain that a significant revenue reversal will not occur. The Company recognizes revenue for its sale of Demio services over time which corresponds with the period of time that access to the service is provided.
Reach
The Reach product provides a multi-channel targeted audience acquisition (via Reach) to bolster engagement and Return on Investment (ROI). Banzai enables marketing teams to create winning webinars and virtual and in-person
events that increase marketing efficiency and drive additional revenue. Software products are provided to Reach customers for a range of simultaneous events and registrations within a specified time frame at a specified established price. The performance obligations identified include access to the suite and platform, within the parameters established, and within the standards established in the agreement. Contracts include a standalone selling price for the number of simultaneous published events as a performance obligation.
There are no financing components and payments are typically net 30 of date or receipt of invoice. It is nearly 100% certain that a significant revenue reversal will not occur. The Company recognizes revenue for its sale of Reach services over time which corresponds with the timing the service is rendered.
Disaggregation of Revenue
The following table summarizes revenue by region based on the billing address of customers:

	Nine Months Ended September 30,
	2023		2022
	Amount	Percentage of Revenue	Amount	Percentage of Revenue
Americas	$2,041,393	59%	$2,679,437	62%
Europe, Middle East and Africa (EMEA)	1,157,712	33%	1,300,286	30%
Asia Pacific	279,689	8%	332,708	8%

Total	$3,478,794	100%	$4,312,431	100%

Contract Balances
Accounts Receivable, Net
A receivable is recorded when an unconditional right to invoice and receive payment exists, such that only the passage of time is required before payment of consideration is due. The Company receives payments from customers based upon agreed-upon contractual terms, typically within 30 days of invoicing the customer. The timing of revenue recognition may differ from the timing of invoicing to customers.

	Opening Balance 1/1/2023	Closing Balance 9/30/2023	Opening Balance 1/1/2022	Closing Balance 9/30/2022
Accounts receivable, net	$68,416	$94,398	$74,727	$141,408
Costs to Obtain a Contract
Sales commissions, the principal costs incurred to obtain a contract are earned when the contract is executed. Management has capitalized these costs and amortized the commission expense over time in accordance with the related contract’s term. For the nine months ended September 30, 2023 and 2022, commission expenses were $283,210 and $311,149, respectively. Capitalized commissions at September 30, 2023 and December 31, 2022 were $21,546 and $69,737 respectively.
The following summarizes the costs to obtain a contract activity during the nine months ended September 30, 2023:

Balance—December 31, 2022	$69,737
Commissions incurred	200,550
Deferred commissions recognized	(248,741)

Balance—September 30, 2023	$21,546

6. Revenue
Under ASC 606, revenue is recognized throughout the life of the executed agreement. The Company measures revenue based on considerations specified in terms and conditions agreed to by a customer. Furthermore, the Company recognizes revenue when a performance obligation is satisfied by transferring control of the service to the customer, which occurs over time.
The Company’s services include providing
end-to-end
video engagement solutions that provide a fast, intuitive and powerful platform of marketing tools that create more intent-driven videos, webinars, virtual events and other digital and in-person
marketing campaigns.
As noted within the SOW’s and invoices, agreements range from monthly to annual and Banzai generally provides for net 30 days payment terms with the payment made directly through check or electronic means.
Banzai’s Management believes its exposure to Credit Risk is sufficiently mitigated by collection through credit card sales or direct payment from established clients.
The Company follows the provisions of ASC 606, under which the Company recognizes revenue when the customer obtains control of promised goods or services, in an amount that reflects the consideration which is expected to be received in exchange for those goods or services. The Company recognize revenues following the five-step model prescribed under ASC 606: (i) identify contract(s) with a customer; (ii) identify the performance obligation(s) in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligation(s) in the contract; and (v) recognize revenues when (or as) the Company satisfies a performance obligation. The Company only applies the five-step model to contracts when it is probable that the entity will collect the consideration it is entitled to in exchange for the goods or services it transfers to the customer. At contract inception, once the contract is determined to be within the scope of ASC 606, the Company assesses the goods or services promised within each contract and determines those that are performance obligations and assesses whether each promised good or service is distinct. The Company then recognizes as revenue the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied. Sales, value add, and other taxes collected on behalf of third parties are excluded from revenue.

Nature of Goods and Services
The following is a description of the Company’s goods and services from which the Company generates revenue, as well as the nature, timing of satisfaction of performance obligations, and significant payment terms for each, as applicable:
Demio
The Demio product is a full-stack technology that marketers can leverage live and automated for video marketing content such as webinars and virtual events. Software products are provided to Demio customers for a range of attendees and hosts within a specified time frame at a specified established price. The performance obligations identified include access to the suite and platform, within the parameters established, and within the standards established in the agreement. Contracts include a standalone selling price for the number of webinars and hosts as a performance obligation. There are no financing components and payments are typically net 30 of date or receipt of invoice. It is nearly 100% certain that a significant revenue reversal will not occur. The Company recognizes revenue for its sale of Demio services over time which corresponds with the period of time that access to the service is provided.
Reach
The Reach product provides a multi-channel targeted audience acquisition (via Reach) to bolster engagement and Return on Investment (ROI). Banzai enables marketing teams to create winning webinars and virtual and in-person
events that increase marketing efficiency and drive additional revenue. Software products are provided to Reach customers for a range of simultaneous events and registrations within a specified time frame at a specified established price. The performance obligations identified include access to the suite and platform, within the parameters established, and within the standards established in the agreement. Contracts include a standalone selling price for the number of simultaneous published events as a performance obligation. There are no financing components and payments are typically net 30 of date or receipt of invoice. It is nearly 100% certain that a significant revenue reversal will not occur. The Company recognizes revenue for its sale of Reach services over time which corresponds with the timing the service is rendered.
Disaggregation of Revenue
The following table summarizes revenue by region based on the billing address of customers:

	Year Ended December 31,
	2022		2021
	Amount	Percentage of Revenue	Amount	Percentage of Revenue
Americas	$3,307,129	62%	$3,521,217	68%
Europe, Middle East and Africa (EMEA)	1,588,539	30%	1,351,589	26%
Asia Pacific	437,311	8%	334,404	6%

Total	$5,332,979	100%	$5,207,210	100%

Contract Balances
Accounts Receivable
A receivable is recorded when an unconditional right to invoice and receive payment exists, such that only the passage of time is required before payment of consideration is due. The Company receives payments from customers based upon agreed-upon contractual terms, typically within 30 days of invoicing the customer. The timing of revenue recognition may differ from the timing of invoicing to customers.

	12/31/2022		12/31/2021
	Opening Balance	Closing Balance	Opening Balance	Closing Balance
Accounts receivable, net	$74,727	$68,416	$32,137	$74,727
Costs to Obtain a Contract
Sales commissions, the principal costs incurred to obtain a contract, are earned when the contract is executed. Management has capitalized these costs and amortized the commission expense over time in accordance with the related contract’s term. For the years ended December 31, 2022 and 2021, commission expenses were $434,446 and $513,293, respectively. Capitalized commissions at the years ended 2022 and 2021 were $69,737 and $90,662, respectively.
The following summarizes the Costs to obtain a contract activity in 2022 and 2021:

Balance-December 31, 2020	$136,276

Commissions Incurred	407,035
Deferred Commissions Recognized	(452,649)

Balance-December 31, 2021	90,662
Commissions Incurred	343,003
Deferred Commissions Recognized	(363,928)

Balance-December 31, 2022	$69,737